Stock-based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
		Jun. 15, 2021	Apr. 01, 2021	Oct. 27, 2020	Jan. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Stock-based compensation expense						$ 89,838	$ 489,474
2021 Restricted Shares Plan [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Stock-based compensation expense				$ 0		$ 183,200
Share price	[1]					$ 10.26
Employee Stock Option [Member] | 2021 Restricted Shares Plan [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation costs						$ 1,400
Stock-based compensation expense						$ 800	1,400	0
Weighted-average period						2 years
Total fair value of options that vested						$ 1,100
Restricted Stock Units (RSUs) [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation costs						6,400
Stock-based compensation expense						$ 42,300	244,800	$ 0
Restricted shares to the founders of Second Spectrum		518,706
Percentage to be vested		50.00%
Share price		$ 17.74
Weighted-average period						1 year 2 months 12 days
Equity Settled Restricted Share Units [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation costs						$ 7,400
Stock-based compensation expense						$ 4,500	0
Restricted shares to the founders of Second Spectrum						3,364,333
Weighted-average period						1 year 9 months 18 days
Cash-settled Restricted Share Units [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation costs						$ 100
Stock-based compensation expense						$ 100	0
Restricted shares to the founders of Second Spectrum						17,819
Weighted-average period					2 years
Equity-settled Performance-Based Restricted Share Units [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation costs						$ 4,400
Stock-based compensation expense						$ 2,200	0
Restricted shares to the founders of Second Spectrum						1,955,072
Weighted-average period						2 years
Equity-settled Performance-Based Restricted Share Units [Member] | Minimum [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Percentage of number of shares granted on achievement of performance						50.00%
Equity-settled Performance-Based Restricted Share Units [Member] | Maximum [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Percentage of number of shares granted on achievement of performance						150.00%
Equity-settled Performance-Based Restricted Share Units [Member] | Weighted Average [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Percentage of number of shares granted on achievement of performance						100.00%
NFL Warrants [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Closing price of dMY's common stock			$ 15.63
Unrecognized compensation costs						$ 5,900
Weighted-average period						3 months 18 days
Issue of NFL aggregate warrants						18,500,000
Additional warrants for each annual extension						2,000,000
Exercise price per share of warrants						$ 0.01
Additional warrants issuance description						each warrant is issued with one share of redeemable B Share with a par value of $0.0001
Cost recognized for the warrants						$ 40,100	$ 243,200
Number of warrants vested						4,250,000
Incentive Securities [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Shares issued, price per share						$ 0.01
C1 Ordinary Shares [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Shares issued, price per share						$ 0.21
Class B Incentive Securities [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Payments made For catch-up payment						$ 20,400

[1]	Represents the publicly traded common stock price of dMY as of the modification date on October 27, 2020